Retirement Plans (Details 17) (Other postretirement benefit plan cost [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Other postretirement benefit plan cost [Member]
One percentage-point change in assumed health care cost trend rates
Increase (decrease) on benefits earned and interest cost for U.S. plans	$ 1	$ 1
Increase (decrease) on benefits earned and interest cost for U.S. plans	(1)	(1)
Increase (decrease) on postretirement benefit obligation for U.S. plans	13	15
Increase (decrease) on postretirement benefit obligation for U.S. plans	$ (12)	$ (13)